(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments, gain (loss)
The following table sets forth (losses)/gains on derivative instruments and other financial items:

	Six Months Ended June 30,
(in thousands of $)	2025	2024
Mark-to-market (loss)/gains for interest rate swaps	(8,821)	9,119
Net interest income on undesignated interest rate swaps	2,766	6,247
(Losses)/gains on derivative instruments	(6,055)	15,366

Foreign exchange gain/(loss) on operations	95	(44)
Financing arrangement fees and other costs, net	(554)	(813)
Other	(454)	(595)
Other financial items, net	(913)	(1,452)

Components of other financial items, net
The following table sets forth (losses)/gains on derivative instruments and other financial items:

	Six Months Ended June 30,
(in thousands of $)	2025	2024
Mark-to-market (loss)/gains for interest rate swaps	(8,821)	9,119
Net interest income on undesignated interest rate swaps	2,766	6,247
(Losses)/gains on derivative instruments	(6,055)	15,366

Foreign exchange gain/(loss) on operations	95	(44)
Financing arrangement fees and other costs, net	(554)	(813)
Other	(454)	(595)
Other financial items, net	(913)	(1,452)